J.P. Morgan Mortgage Trust 2023-6 ABS-15G

Exhibit 99.13

SellerLoanID	Customer Loan Number	Last Name	Note Date	Original Loan Amount	QM Status	ATR Status	Compliance Exceptions	Credit Exceptions	Property Valuation Exceptions	Initial Rating	Final Rating	Initial Credit Rating	Final Credit Rating	Initial Compliance Rating	Final Compliance Rating	Initial Property Valuation Rating	Final Property Valuation Rating	Initial Overall Grade(Moody's)	Final Overall Grade(Moody's)	Initial Credit Grade (Moody's)	Final Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Final Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Final Compliance Grade (Moody's)	Initial Overall Grade (DBRS)	Final Overall Grade (DBRS)	Initial Credit Grade (DBRS)	Final Credit Grade (DBRS)	Initial Property Valuation Grade (DBRS)	Final Property Valuation Grade (DBRS)	Initial Compliance Grade (DBRS)	Final Compliance Grade (DBRS)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Final Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Final Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade (DBRS Morningstar)	Final Overall Loan Grade (DBRS Morningstar)	Initial Credit Grade (DBRS Morningstar)	Final Credit Grade (DBRS Morningstar)	Initial Property Valuation Grade (DBRS Morningstar)	Final Property Valuation Grade (DBRS Morningstar)	Initial Compliance Grade(DBRS Morningstar)	Final Compliance Grade(DBRS Morningstar)	Initial Overall Loan Grade (KBRA)	Final Overall Loan Grade (KBRA)	Initial Credit Grade (KBRA)	Final Credit Grade (KBRA)	Initial Property Valuation Grade (KBRA)	Final Property Valuation Grade (KBRA)	Initial Compliance Grade(KBRA)	Final Compliance Grade(KBRA)
XXXX	302858435	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA supports the original appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	302774440	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) ROR - Not Executed- The Right to Cancel Notice was not issued to, signed, and/or dated by all required parties. There was no evidence the Right to Cancel Notice was issued to the Primary Borrower. Truth in Lending Act (Regulation Z). 12 CFR 1026.23(b), (a)(1) Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) HELOC - Closure Letter- Loan file does not contain evidence to verify HELOC Closure as required. Response 1 (XX/XX/XXXX XX:XXPM) No documentation provided. (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) No documentation provided. (Upheld) Response 3 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. A CDA supports the original appraised value.	3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
XXXX	303955775	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains a CDA which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	303955772	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contained a CDA which supported the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	303955758	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CDA on file supports appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	303955789	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CDA supports appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	303955779	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The AVM did not support the value within a 10% variance. The loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
XXXX	303955781	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contained a CDA which supported the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	303955777	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) FACTA Disclosure - Missing- The FACTA Disclosure (Notice to Home Loan Applicant/Credit Information Disclosure) is missing. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Open) DTI - Exceeds Guidelines- The DTI exceeds Originator Guidelines. The Lender's Guidelines established the maximum DTI for a loan with an LTV over 80% was 36%. Despite the requirement, the subject loan had an LTV of XXXX% but was approved at a DTI of XXXX%. An SLV was provided for this issue. Response 1 (XX/XX/XXXX XX:XXPM) Waiver granted by Investor. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CDA Supports appraised value.	2	2	2	2	2	1	1	1	B	B	B	B	A	A	B	A	B	B	B	B	A	A	B	A	B	B	B	B	A	A	B	A	B	B	B	B	A	A	B	A	B	B	B	B	A	A	B	A	B	B	B	B	A	A	B	A
XXXX	303955761	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. he file contains a CDA which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	303955759	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Income - Tax Transcripts Missing-

2 years Tax Transcripts were not provided as required for the borrower self employed income.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Income - Tax Return Extension Missing-

The Income Tax Extension for the current tax year is missing from the loan file for the 1120 self employed business - xxx

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Debts - Not Verified-

The application lists significant debts that were not verified on the credit report and not independently verified. The assets include borrowed funds of XXXX from a HELOC secured by the primary residence. The loan file contains a document to verify the loan account with a credit line of up to XXXX. The application states a monthly payment of XXXX / month which has been included in the DTI calculation. The loan file is missing documentation to verify the funds drawn down by the borrower and the monthly repayment terms and amount.

Response 1 (XX/XX/XXXX XX:XXPM)
Unable to match the payment with the documentation provided. Statement does not reflect the new payment with the most recent draw. In addition, terms reflect a XXXX% rate with a 15 year maturity and a repayment period of N/A. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
Agreement provided does not indicate an interest only period, a draw period, or a loan term past 15 years. (Upheld)

Response 3 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CDA on file dated XX/XX/XXXX supports appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	303955760	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Income - Other-

The loan file contains a manual written VOE and @ transcripts to document income. The guidelines require a secondary source of verification. Provide either TWN or W-2's and paystubs.

Response 1 (XX/XX/XXXX XX:XXAM)
With transcripts, either W2's or a Third Party WVOE are required. (Upheld)

Response 2 (XX/XX/XXXX XX:XXAM)
TWN does not include XXXX and XXXX income. W2's are required. (Upheld)

Response 3 (XX/XX/XXXX XX:XXPM)
XXXX Transcript already provided. XXXX and XXXX W2's are required. (Upheld)

Response 4 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CDA on file dated XX/XX/XXXX supports appraised value.	4	1	4	1	1	1	1	1	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A
XXXX	303955776	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CDA on file dated XX/XX/XXXX supports appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	303955768	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Mortgage History - Missing/Incomplete- The mortgage history in the loan file was incomplete or missing. The credit report reflected a mortgage with a last payment activity date of XX/XX/XXXX. The subject closed on XX/XX/XXXX. The loan file did not contain documentation that verified the XX/XX/XXXX and XX/XX/XXXX payments were paid as agreed. Response 1 (XX/XX/XXXX XX:XXAM) Fraud Tool received does not address defect. (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA which supports the opinion of value in the origination appraisal report.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	303955769	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CDA on file dated XX/XX/XXXX supports appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	303955771	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA which supports the opinion of value in the origination appraisal report.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	303955767	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) State Disclosure - Texas Home Equity Loan Consumer Disclosure (12-Day Letter)/Missing-

The XXXX Disclosure (12-Day Letter) is Missing. Required to be provided in connection with a XXXX. Texas Constitution - Home Equity Loan ProvisionsXXX. Const. art. XVI, '''50(a)(6)(M)(i), 50(g); 7 XXX. Admin. Code '' 153.12, 153.51

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) TRID - Initial LE/Delivery Date (from application)-

The loan failed the Initial Loan Estimate delivery date test (from application). There is no evidence of a loan application date provided in the loan file. Unable to determine if the Initial Loan Estimate issued on XX/XX/XXXX was disclosed within 3 business days of the application date.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) HOC - Late-

There is no evidence of a loan application date provided in the loan file. Unable to determine if the Homeownership Counseling Disclosure issued on XX/XX/XXXX was disclosed within 3 business days of the application date.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) State Disclosure - Texas Home Equity Loan Interest and Fees Preclosing Disclosure/Missing-

The Texas Home Equity Loan Interest and Fees Preclosing Disclosure is Missing. Required to be provided in connection with a Texas Home Equity Loan. Texas Constitution - Home Equity Loan Provisions Tex. Const. art. XVI, ''50(a)(6)(M)(ii); 7 Tex. Admin. Code ' 153.13

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) State Disclosure - Texas Fair Market Value of Homestead Property Acknowledgement/Missing-

The Fair Market Value of Homestead Property Acknowledgement (Affidavit of Fair Market Value) is Missing. Required to be provided in connection with a Texas Home Equity Loan. Texas Constitution - Home Equity Loan ProvisionsTex. Const. art. XVI, ''50(a)(6)(Q)(ix); (50)(h)

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) State Disclosure - Texas Acknowledgment of Receipt of Loan Closing Document Copies/Missing-

The Acknowledgement of Receipt of Loan Closing Document Copies is missing from the file (or there is no other evidence in the file that the Borrower received copies of all documents signed at closing). The loan is a Home Equity Loan pursuant to Texas Constitution Article 16, '50(a)(6); the Acknowledgement of Receipt of Loan Closing Document Copies should have been provided (or other evidence that the Borrower received copies of all documents signed at closing should have been provided).

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contains a CDA which supports the appraised value.	3	1	1	1	3	1	1	1	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A
XXXX	303955730	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) QM - FAIL APR Lending Policy - This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1)). This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU Report dated XX/XX/XXXX with a score of XXX supports appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	303955736	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Initial Escrow Statement - Missing-

The Initial Escrow Account Statement is missing from the file. Real Estate Settlement Procedures Act (Regulation X)12 CFR 1024.17(g), (h).

Response 1 (XX/XX/XXXX XX:XXPM)
Documents not provided. Please re-submit. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the defect. (Resolved)

(Clear) QM - FAIL APR Lending Policy -

Qualified Mortgage Safe Harbor Lending PoliciesThis loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. (12 CFR §1026.43(b)(4), (e)(1))This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%.

Response 1 (XX/XX/XXXX XX:XXAM)
Finding voided.

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CDA dated XX/XX/XXXX supports appraised value.	2	1	1	1	2	1	1	1	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A	B	A	A	A	A	A	B	A
XXXX	303955747	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The CDA supports the appraisal value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	303955751	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is 1.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	303955752	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) Income - Miscalculated/DTI Exceeds Tolerance-

The income is miscalculated on one or more borrowers, however the recalculated DTI is not within allowable tolerances (3%) or DTI MAX. Maximum DTI for the loan file is 45% and DTI on file is verified at XXXX%. DTI varies from UW calculation of XXXX% because UW miscalculated B2 income by double counting the k-1 income for the borrower's qualifying income from XXXXX. Due to this miscalculation UW used income from YTD P&L as it was lower than the income they calculated. Income from UW is XXXX before including business loss and income before business loss is verified at XXXX monthly.

Response 1 (XX/XX/XXXX XX:XXPM)
The debts have been recalculated to exclude xxx and including recurring liabilities on the bank statements as reflected on the loan application; however, the issue remains. The co-borrower's income is miscalculated. The lender used the YTD P&L rather than the XXXX cash flow. The DTI is XXXX%. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
Disagree. The DTI is XXXX% if the additional income is included. (Upheld)

Response 3 (XX/XX/XXXX XX:XXPM)
Waiver granted by Investor. (Waived)

(Clear) Income - Other-

Confirmation that both borrower's self-employment businesses are currently operating is missing from the loan file. File is required to have evidence of current work via contracts or signed invoices, evidence of current business receipts within 10 days of the note date, lender verification via phone call or other means, or business website demonstrating activity supporting current operations. This is a requirement to use self-employment income and is required for XXXX and XXXX.

Response 1 (XX/XX/XXXX XX:XXAM)
Appraisal revision provided does not address defect. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
Business bank statement does not address defect. (Upheld)

Response 3 (XX/XX/XXXX XX:XXAM)
Open Corporates does not reflect any recent activity for XXXX. (Upheld)

Response 4 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Open) Appraisal - Other-

Appraisal in file is from the Purchase transaction and subject is a refinance. Prior appraisal per client guidelines is not allowed to be used.

Response 1 (XX/XX/XXXX XX:XXPM)
Client requested waive to use prior appraisal. Deemed non-material based on compensating factors. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is XXX.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
XXXX	303955735	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is XXX.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	303955732	XXXX	XX/XX/XXXX	XXXX	Rebuttable Presumption Verified QM	N/A	(Clear) TRID - Initial CD/Delivery Date (prior to consummation)- Rescindable-

Rescindable Transaction. The loan failed the Initial Closing Disclosure delivery date test due to the following: The Closing Disclosure was not received by the borrower at least three business days prior to the Consummation Date. The CD issued on XX/XX/XXXX was signed and dated at consummation, XX/XX/XXXX. If disclosure was delivered electronically evidence of receipt as well as the consumer's E-consent is required.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to clear the defect. (Resolved)

(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fees was not accepted: Appraisal. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $50.00 is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv)

Response 1 (XX/XX/XXXX XX:XXAM)
The documentation provided is not sufficient to clear the defect. The COC document provided states that the change occurred on XX/XX/XXXX and was re-disclosed on XX/XX/XXXX. However, there is no LE in the loan file dated XX/XX/XXXX. The next LE in the loan file is dated XX/XX/XXXX which is not within 3 days of the change. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to clear the defect. (Resolved)

(Clear) QM - FAIL APR Lending Policy -

The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the HPML APR threshold as follows: This loan does not qualify for a safe harbor. The loan has an APR of XXXX%. The APR threshold to qualify for safe harbor is XXXX%. The data used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii).

								(Clear) Verification Documentation - VVOE Salaried/Missing- The loan file is missing a VVOE for the co-borrower. Per AUS the co-borrower's employment was required to be verified 10 days prior to the note date. However, the loan file does not contain a VVOE for the co-borrower. Response 1 (XX/XX/XXXX XX:XXAM) VVOE is blank. (Upheld) Response 2 (XX/XX/XXXX XX:XXAM) Documentation is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA which supports the appraised value.	3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
XXXX	303955740	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX, which supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	303955731	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) TRID - Zero Tolerance Violation (No Valid COC)-

The loan failed the charges that cannot increase test. A valid change of circumstance was not provided in the loan file. Therefore, the addition to the following fee was not accepted: credit report. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of XXXX is required. Truth in Lending Act (Regulation Z)12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv).

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CDA dated XX/XX/XXXX supports appraised value.	3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
XXXX	303955748	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CDA on file dated XX/XX/XXXX supports the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	303955744	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) Security Instrument - Missing- The Security Instrument (Mortgage/Deed of Trust) is missing. Response 1 (XX/XX/XXXX XX:XXPM) The Loan Fraud Report provided in rebuttal does not address defect. Mortgage and all riders have not been provided. (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) Income - Other- The guidelines require a secondary source of income verification with W2 transcripts or XXX. The loan file contains W-2's and paystubs; however, W2 transcripts or XXX is missing. Response 1 (XX/XX/XXXX XX:XXPM) XXX provided is employment verification only. Full TWN with income is required. (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU Report dated XX/XX/XXXX with a score of XXX supports appraised value.	4	1	4	1	4	1	1	1	D	A	D	A	A	A	D	A	D	A	D	A	A	A	D	A	D	A	D	A	A	A	D	A	D	A	D	A	A	A	D	A	D	A	D	A	A	A	D	A	D	A	D	A	A	A	D	A
XXXX	303955745	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) Income - Missing P&L- Self-Employed Borrower. Missing most current YTD Profit and Loss Statement as required. Response 1 (XX/XX/XXXX XX:XXAM) Documentation is sufficient. (Resolved)	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The loan file did not contain a CDA, AVM, Field Review, or 2nd Appraisal to support the origination appraised value. The CU Report contained in the loan file has an ineligible score of XXX. Response 1 (XX/XX/XXXX XX:XXPM) The CDA provided is sufficient to cure the exception. The CDA value supported the origination value within 10% (Resolved)	3	1	3	1	1	1	3	1	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A
XXXX	303955753	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) HOC - Missing- The Homeownership Counseling Disclosure (HOC) is missing. Real Estate Settlement Procedures Act (Regulation X)12 CFR 1024.20(a) Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) Assets - Large Deposits/Unacceptable- Recent large deposits were not adequately sourced and/or documented. The borrower was required to verify assets totaling XXXX (XXXX total cash to close and XXXX reserves). The loan file contained bank statements verifying assets of XXXX. However, the bank statement for XXXX reflected a large deposit dated XX/XX/XXXX for XXXX which was unsourced. Additional conditions may apply. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contained a CDA which supported the appraised value.	3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
XXXX	303955755	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- he loan file did not contain a CDA, Field Review, or 2nd Appraisal to support the origination appraised value. The LTV is over 80%; therefore, a CU score below XXX is insufficient. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	303955742	XXXX	XX/XX/XXXX	XXXX	Safe Harbor Verified QM	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The file contained a CDA which supported the appraised value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A